Risk Management and Financial Instruments - Derivative Assets and Liabilities Measured on a Recurring Basis (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Fair Value Hierarchy
Derivative instrument assets	$ 527
Recurring basis
Fair Value Hierarchy
Assets and (liabilities), net	(31)	$ (25)
Recurring basis | Level 1
Fair Value Hierarchy
Assets and (liabilities), net	(19)	(21)
Recurring basis | Level 2
Fair Value Hierarchy
Assets and (liabilities), net	(12)	(4)
Recurring basis | Level 3
Fair Value Hierarchy
Assets and (liabilities), net	0	0
Commodity contract | Recurring basis | Energy related derivative
Fair Value Hierarchy
Derivative instrument assets	188	527
Derivative instrument liabilities	(219)	(552)
Commodity contract | Recurring basis | Level 1 | Energy related derivative
Fair Value Hierarchy
Derivative instrument assets	184	506
Derivative instrument liabilities	(203)	(527)
Commodity contract | Recurring basis | Level 2 | Energy related derivative
Fair Value Hierarchy
Derivative instrument assets	4	21
Derivative instrument liabilities	(16)	(25)
Commodity contract | Recurring basis | Level 3 | Energy related derivative
Fair Value Hierarchy
Derivative instrument assets	0	0
Derivative instrument liabilities	$ 0	$ 0